Convertible Notes Payable	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Convertible Notes [Abstract]
Convertible Notes Payable
5. Convertible Notes Payable

The Company’s long-term debt consisted of the following at March 31, 2014 and January 31, 2014:

	March 31,	January 31,
	2014	2014

9% Senior Subordinated Convertible Notes due February 15, 2016, net of debt discount of $137,393 (March 31, 2014) and $186,897 (January 31, 2014)	$962,978	$950,522
8% Senior Subordinated Convertible Notes due February 1, 2015	-	150,000
Total Convertible Notes	962,978	1,100,522
Less: Current Portion	-	-
Long Term Portion	$962,978	$1,100,522

8% Senior Subordinated Convertible Promissory Notes due February 1, 2015
On or about February 21, 2013, the Company entered into a Settlement Agreement and Release (collectively, the “Settlement Agreements”) with each of the holders of 8% Notes (each, a “Holder” and, collectively, the “Holders”). Under the Settlement Agreements, the Company agreed to redeem for cash and/or convert into shares of the Company’s common stock the 8% Notes of the Holders. The Company redeemed and converted $150,000 in original principal amount plus accrued interest thereon, for total cash payments of approximately $106,000 and issuance of 18,202 shares of the Company’s common stock.

9% Senior Subordinated Callable Convertible Promissory Notes due February 15, 2016
The 9% Notes bear interest at a rate of 9% per annum, payable semi-annually on August 15 and February 15, and mature February 15, 2016, and are subordinated. The principal of the 9% Notes plus any accrued yet unpaid interest is convertible at any time by the holder at a conversion price of $4.00 per share of common stock, subject to adjustment for stock splits, stock dividends and reverse stock splits. After 60 days prior notice, the Note is callable in full or in part by the Company at any time after January 31, 2015. If the Average Daily Value of Trades (“ADVT”) during the prior 90 days as reported by Bloomberg is greater than $100,000, the Note is callable at a price of 105% of the Note’s par value, and if the ADVT is less than $100,000, the Note is callable at a price of 110% of the Note’s par value.

The holders of the 9% Notes received warrants to purchase 66,000 shares of the Company’s common stock at an exercise price of $4.50 per share, subject to adjustment for stock splits, reverse stock splits and stock dividends, and which are exercisable at any date prior to January 31, 2018. The fair value of the 9% Notes warrants was based on the Company’s closing stock price at the transaction date and inputs to the Black-Scholes option pricing model.
Interest expense associated with the convertible notes payable consisted of the following:
	Two months ended March 31,
	2014	2013
Interest expense	$19,680	$36,033
Amortization of loan fees and discount	23,380	41,460
	$43,060	$77,493

7.  Convertible Notes Payable

Convertible notes payable consist of the following:

	December 31,	March 31,
	2014	2014

9% Senior Subordinated Convertible Notes due February 15, 2016, net of debt discount of $81,263 (December 31, 2014) and $137,393 (March 31, 2014)	$1,019,106	$962,978
8% Senior Subordinated Convertible Note Payable to NNA due March 28, 2019, net of debt discount of $1,016,799	983,201	-
	$2,002,307	$962,978

10% Senior Subordinated Callable Convertible Notes

On October 16, 2009, the Company issued $1,250,000 of 10% Senior Subordinated Callable Convertible Notes (the “10% Notes”). The 10% Notes were sold through a placement agent in the form of Units. Each Unit comprised one 10% Senior Subordinated Callable Convertible Note with a par value $25,000, and warrants to purchase shares of the Company’s common stock.

On December 20, 2013, the Company redeemed the 10% Notes for cash and/or conversion into shares of the Company’s common stock.

8% Senior Subordinated Convertible Promissory Notes due February 1, 2015

On or about February 21, 2013, the Company redeemed the 8% Notes for cash and/or conversion into shares of the Company’s common stock the 8% Notes of the 8% Holders.

9% Senior Subordinated Callable Convertible Promissory Notes due February 15, 2016

The 9% Notes bear interest at a rate of 9% per annum, payable semi-annually on August 15 and February 15, and mature February 15, 2016, and are subordinated. The principal of the 9% Notes plus any accrued yet unpaid interest is convertible at any time by the holder at a conversion price of $4.00 per share of the Company’s common stock, subject to adjustment for stock splits, stock dividends and reverse stock splits. On 60 days’ prior notice, 9% Notes are callable in full or in part by the Company at any time after January 31, 2015. If the Average Daily Value of Trades (“ADVT”) during the prior 90 days as reported by Bloomberg is greater than $100,000, the 9% Notes are callable at a price of 105% of the 9% Notes’ par value, and if the ADVT is less than $100,000, the 9% Notes are callable at a price of 110% of the 9% Notes’ par value.

In connection with the issuance of the 9% Notes, the holders of the 9% Notes received warrants to purchase 66,000 shares of the Company’s common stock at an exercise price of $4.50 per share, subject to adjustment for stock splits, reverse stock splits and stock dividends, and which are exercisable at any date prior to January 31, 2018, and were classified in equity. The fair value of the 9% Notes warrants was based on the Company’s closing stock price at the transaction date and inputs to the Black-Scholes option pricing model.

NNA 8% Convertible Note

The NNA 8% Convertible Note commitment provided for the Company to borrow up to $2,000,000. On July 31, 2014, the Company exercised its option to borrow $2,000,000, received $2,000,000 of proceeds and recorded a debt discount of $1,065,775 related to the fair value of a conversion feature liability and a warrant liability discussed below. Borrowings bear interest at the rate of 8.0 % per annum payable semi-annually , are due March 28, 2019, and are convertible into shares of the Company’s common stock initially at $10.00 per share. The conversion price will be subject to adjustment in the event of subsequent down-round equity financings, if any, by the Company. The conversion feature included a non-standard anti-dilution feature that has been bifurcated and recorded as a conversion feature liability at the issuance date of $578,155. The fair value of the conversion feature liability issued in connection with 2014 NNA financing 8% Convertible Note at December 31, 2014 was estimated using the Monte Carlo valuation model which used the following inputs: term of 4.2 years, risk free rate of 1.4%, no dividends, volatility of 55.4%, share price of $4.50 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 100% probability of down-round financing. In addition the Company was required to issue 100,000 warrants to NNA with an exercise price of $10.00 per share. The fair value of the warrant liability related to 100,000 common shares issuable in connection with NNA 8% Convertible Note as of December 31, 2014 was estimated using the Monte Carlo valuation model which used the following inputs: term of 6.2 years, risk free rate of 1.8%, no dividends, volatility of 71.9%, share price of $4.50 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 100% probability of down-round financing.

Interest expense associated with the convertible notes payable consisted of the following:

	Three months ended		Nine months ended
	December 31,		December 31,
	2014	2013	2014	2013
Interest expense	$66,188	$17,546	$144,069	$203,165
Amortization of loan fees and discount	67,532	84,210	164,854	164,976
	$133,720	$101,757	$308,923	$368,141

6.   Convertible Notes Payable

The Company’s long-term debt consisted of the following at January 31:

	January 31,	January 31,
	2014	2013

10% Senior Subordinated Convertible Notes redeemed in fiscal year 2014	$-	$1,066,611
9% Senior Subordinated Convertible Notes due February 15, 2016, net of debt discount of $149,478 (January 31, 2014) and $186,897 (January 31, 2013)	950,522	693,103
8% Senior Subordinated Convertible Notes due February 1, 2015	150,000	150,000
Total Convertible Notes	1,100,522	1,909,714
Less: Current Portion	-	-
Long Term Portion	$1,100,522	$1,909,714

10% Senior Subordinated Callable Convertible Notes due January 31, 2016
On October 16, 2009, the Company issued $1,250,000 of its 10% Senior Subordinated Callable Convertible Notes (the “10% Notes”). The net proceeds of $1,100,000 were used for the repayment of existing debt, acquisitions, physician recruitment and other general corporate purposes. The notes bear interest at a rate of 10% per annum, payable semi- annually on January 31 and July 31. The Notes mature and become due and payable on January 31, 2013 and ranked senior to all other unsecured debt of the Company.

The 10% Notes were sold through a placement agent in the form of a Unit. Each Unit comprised one 10% Senior Subordinated Callable Convertible Note with a par value $25,000, and one five-year warrant to purchase 2,500 shares of the Company’s common stock. The purchase price of each Unit was $25,000, resulting in gross proceeds of $1,250,000.

In connection with the placement of the subordinated notes, the Company paid a commission of $125,000 and $25,000 of other direct expenses to the placement agent. The placement agent also received five-year warrants to purchase up to 25,000 shares of the common stock at an initial exercise price of $2.50 per share adjustable pursuant to changes in public value of our shares and cash flow of the Company from July 31, 2011 until the 10% Note was paid in full. The agent also received 10,000 shares of restricted common stock for pre-transaction advisory and due diligence services. A commission of $125,000 paid at closing is accounted for as pre-paid expense and will be amortized over a forty-month period through January 31, 2013, the maturity date of the 10% Notes. The $25,000 of other direct expenses were paid at closing and accounted for as financing costs in the accompanying consolidated financial statements. In addition, financing costs included $4,000 related to the value of the 10,000 restricted shares granted to the placement agent.

The 10% Notes were convertible any time prior to January 31, 2013. The initial conversion rate was 20,000 shares of the Company’s common stock per $25,000 principal amount of the 10% Notes adjustable pursuant to changes in public value of our shares and cash flow of the Company. This represented an initial conversion price of $1.25 per share of the Company’s common stock. The 10% -Notes were fixed from August 1, 2009 through July 31, 2011. After July 31, 2011, the conversion price was equal to the lesser of $1.25 per share or the average of the monthly high stock price and low stock price as reported by Bloomberg multiplied by 110%. The minimum conversion price was the greater of $0.50 per share or 8 times cash earnings per share.  On or after January 31, 2012, the Company was able to, upon 60 days’ notice to both the 10% Note holder’s and the placement agent, redeem all or a portion of the notes at a redemption price in cash equal to 102% of the principal amount of the notes to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date.

The Company recorded a derivative liability and an off-setting debt discount in the amount of $653,026 as of January 31, 2012, as the result of the change in the conversion price in connection with the conversion price reset to $1.1485. The Company’s calculation of the derivative liability was made using the Black-Scholes option-pricing model with the following assumptions: expected life of 1 year; 80.0% stock price volatility; risk-free interest rate of 0.30% and no dividends during the expected term.

The Warrants attached to the Units are exercisable into shares of common stock at an initial exercise price of $1.25. The Warrants have a five-year term and expire on October 31, 2014. The Company’s calculations were made using the Black-Scholes option-pricing model with the following assumptions: expected life of 5 years; 80.0% stock price volatility; risk-free interest rate of 2.16% and no dividends during the expected term. These warrants were estimated to have a fair value of $2,653 using the Black-Scholes pricing model which was recorded as unamortized warrant discount on the grant date and $2,418 as of January 31, 2010.

In connection with this offering, the Company also issued warrants to purchase 25,000 shares of our common stock to the placement agent at an exercise price of $2.50 per share, and are exercisable immediately upon issuance and expire five years after the date of issuance. The Company’s calculations were made using the Black-Scholes option-pricing model with the following assumptions: expected life of 5 years; 48.0% stock price volatility; risk-free interest rate of 2.16% and no dividends during the expected term. These warrants were estimated to have a fair value of $2,200, which was recorded as unamortized warrant discount on the grant date. The exercise price of the warrants is adjustable according to the same terms as the 10% Notes.

At January 31, 2012, the warrant exercise price reset to $1.1485. In connection with this, the Company recorded a warrant liability of $120,000 and recognized additional financing costs of $120,000 for the year ended January 31, 2012. The fair value of the warrant liability was determined using the Black-Scholes model option pricing model with the following assumptions: expected life of 2.75 years; 30% stock price volatility; risk-free interest rate of 0.30% and no dividends during the expected term.

On October 29, 2012, the Company amended the terms of the 10% Notes to extend the maturity to January 31, 2016, and to fix the conversion price of the 10% Notes at $1.1485 per share. The Company accounted for this amendment as a modification. As a result of fixing the conversion price, the Company determined that the conversion feature was indexed to the Company’s common stock, and should be equity classified. The fair value of the derivative liability immediately prior to the amendment was $5,605,703 determined using the Black-Scholes option pricing model with the following inputs: expected life 0.25 years; 80% stock price volatility; risk-free rate of 0.18% and no dividends. The fair value of the conversion right giving effect to the amendment was $5,818,149 using the Black-Scholes option pricing model with the following inputs: expected life 3.25 years; 80% stock price volatility; risk free rate of 0.37% and no dividends, and was reclassified from derivative liability to additional paid-in capital in the accompanying condensed consolidated balance sheet. The difference in the pre-amendment and post-amendment derivative fair values of $212,446 was recorded as a loss on modification and included in the accompanying condensed consolidated statement of operations. The Company paid placement fees to an agent in the form of warrants to purchase 10,000 shares of the Company’s common stock with an exercise price of $5.00 per share and contractual life of 60 months; and 2,000 restricted shares of the Company’s common stock. The fair value of the warrants was $56,225 using the Black-Scholes option pricing model with the following model assumptions: expected life 60 months; 80% stock price volatility; risk-free interest rate of 0.37%, and no dividends during the expected term. The fair value of the restricted shares was $12,600. The total fair value of the warrants and restricted shares was $68,825 and was recorded as deferred financing costs and an increase to additional paid in capital. The deferred financing costs will be amortized to interest expense using the effective interest method through January 31, 2016.

The Company also amended the Warrants on October 29, 2012 to extend the expiration date to July 31, 2016 and to fix the Warrant’s exercise price at $1.1485 per share. At January 31, 2012, the Warrants were reclassified as warrant liabilities in accordance with ASC 815-40 as the Warrants did not meet the criteria to be indexed to the Company’s common stock and classified as equity. At the Warrant amendment date, the Company reassessed the classification of the Warrants as a result of fixing the conversion price, and determined that the amended Warrants met the criteria to be indexed to the Company’s common stock, and should be equity-classified. The Company determined that the fair of the Warrants immediately prior to the Warrant amendment was $785,135 using the Black-Scholes option pricing model inputs of: expected life 2.0 years; 80% stock price volatility; risk-free interest rate of 0.28%, and no dividends during the expected term. The fair value of the Warrants giving effect to the amendment was $808,732 was reclassified from warrant liability to additional paid-in capital in the accompanying consolidated balance sheet, and was determined using the Black-Scholes option pricing model inputs of: expected life 3.8 years; 80% stock price volatility; risk-free interest rate of 0.37%, and no dividends during the expected term. The difference between the pre-amendment and post-amendment Warrant fair values of $24,437 was recorded as a loss on modification and included in the accompanying consolidated statement of operations.

In addition, each $2.50 of 10% Note principal received one warrant to purchase one share of the Company’s common stock, or a total of 50,000 shares, for $4.50 per share (the “Amendment Warrants”). The fair value of the Amendment Warrants was $200,452 determined using the Black-Scholes option pricing model with the following inputs: expected life 3.8 years; 80% stock price volatility; risk-free interest rate of 0.37%, and no dividends during the expected term. The Company recorded this amount as additional debt discount and an increase to additional paid-in capital in the accompanying consolidated balance sheet, and will amortize the debt discount to interest expense using the effective interest method over the term of the amended 10% Notes.

On December 20, 2013, the Company entered into a Settlement Agreement and Release (collectively, the “Settlement Agreements”) with each of the holders of 10% Notes to the First Amendment (each, a “Holder” and, collectively, the “Holders”), some or all of whom also hold other securities of the Company. Under the Settlement Agreements, the Company agreed to redeem the 10% Notes of the Holders for cash and/or convert into shares of the Company’s common stock. Under the Settlement Agreements, in the aggregate, the Company redeemed and converted $1,250,000 in original principal amount of the 10% Notes, plus accrued interest thereon, for total cash payments of approximately $729,000 (including related accrued interest), and total issuances of 881,236 shares of the Company’s common stock (the “Conversion Shares”).The $729,000 included cash payments by the Company to certain Holders that elected to redeem their as-if converted shares of common stock for $3.00 per share. In accordance with ASC 470-20, the Company determined that as all securities subject to conversion privileges had not been issued, the transaction did not qualify for inducement accounting, and that the as-if conversion portion of the cash payments would be accounted for as extinguishments. The Company allocated the cash consideration paid between the estimated fair value of the applicable debt extinguished and the equity component. Immediately prior to the transaction date, the Company estimated the fair value of the net carrying value of the debt based on the expected term which approximated the contractual life and used a discount rate based on an estimated yield of 18.6% based on Company debt issued earlier in the year (without a call option feature), which approximated $950,000 compared to net carrying value of approximately $1,100,000 at the transaction date. The as-if converted cash option holder principal represented 22% of the total principal (88% was related to holders that elected to convert into shares); the total cash consideration paid of $729,000 was allocated $218,000 to the extinguished debt, which resulted in a gain on extinguishment of approximately $25,000 included in Other Income in the accompany consolidated statement of operations for the year ended January 31, 2014. The remaining cash consideration of $511,000 was allocated to the reacquisition of the embedded conversion feature and classified in additional paid-in capital.

8% Senior Subordinated Convertible Promissory Notes due February 1, 2015
On September 1, 2011, the Company issued $150,000 of its 8% Senior Subordinated Convertible Promissory Notes (8% Notes). The net proceeds were used for working capital to support organic growth including the expansion to new hospitals and hiring of new physicians, acquisitions of physician practices and or care management businesses and for general corporate purposes. The notes bear interest at a rate of 8% per annum, payable semi -annually on December 31 and June 30. The Notes mature and become due and payable on February 1, 2015 and rank senior to all other subordinated debt of the Company.

The 8% Notes are convertible any time prior to February 1, 2015. The initial conversion rate is 10,000 shares of the Company’s common stock per $25,000 principal amount of the 8% Notes, which represents an initial conversion price of $2.50 per share of the Company’s common stock. The conversion price of the 8% Notes will be adjusted on a weighted average basis if the Company issues certain additional shares of common stock (or warrants or rights to purchase share of common stock or securities convertible into common stock) for a consideration per share which is less than the then applicable conversion price.

The Company may require the holders of the 8% Notes to convert to common stock at the then applicable conversion rate at any time after June 30, 2013 if: i) our 10% Notes have been fully repaid or converted and ii) the closing price of our common stock has exceeded 150% of the then applicable Conversion Price for no less than 30 consecutive trading days prior to giving notice.

At any time on or after June 30, 2014, the Company may, at its sole option, redeem all of the Notes at a redemption price in cash equal to 108% of the principal amount of the Notes to be redeemed plus any accrued and unpaid interest to, but excluding the redemption rate. The Company can prepay the Notes at any time.

9% Senior Subordinated Callable Convertible Promissory Notes due February 15, 2016
On January 31, 2013, the Company raised $880,000 through a private placement offering of par value 9% Senior Subordinated Callable Convertible Promissory Notes maturing February 15, 2016 (the “9% Notes”). The 9% Notes bear interest at a rate of 9% per annum, payable semi-annually on August 15 and February 15 and are subordinated. The principal of the 9% Notes plus any accrued yet unpaid interest is convertible at any time by the holder at a conversion price of $4.00 per share of common stock, subject to adjustment for stock splits, stock dividends and reverse stock splits. After 60 days prior notice, the 9% Note is callable in full or in part by the Company at any time after January 31, 2015. If the Average Daily Value of Trades (“ADVT”) during the prior 90 days as reported by Bloomberg is greater than $100,000, the 9% Note is callable at a price of 105% of its par value, and if the ADVT is less than $100,000, it is callable at a price of 110% of its par value.

The holders of the 9% Notes received warrants to purchase 66,000 shares of the Company’s common stock at an exercise price of $4.50 per share, subject to adjustment for stock splits, reverse stock splits and stock dividends, and which are exercisable at any date prior to January 31, 2018. The fair value of the 9% Notes warrants was based on the Company’s closing stock price at the transaction date and inputs to the Black-Scholes option pricing model as follows:

Fair value of 9% Notes warrants	$186,897

Exercise price	$4.50
Expected life (years)	5.00
Volatility	36.70%
Risk-free interest rate	0.70%
Dividends	0.00%

The Company incurred financing costs with a placement agent equal to 9% of the of the subscription price of the 9% Notes sold, out- of- pocket expenses, legal fees, and warrants to purchase 17,600 shares of the Company’s common stock at a conversion price of $4.00 per share, subject to adjustment for stock splits, stock dividends and reverse stock splits as follows:

Fees and expenses	$101,179

Fair value of placement agent warrants	$54,468

The fair value of the placement agent warrants was based on the Company’s closing stock price at the transaction date and inputs to the Black-Scholes option pricing model as follows:

Exercise price	$4.00
Expected life (years)	5.00
Volatility	36.70%
Risk-free interest rate	0.70%
Dividends	0.00%

These amounts were recorded as deferred financing costs which will be amortized to interest expense using the effective interest method over the term of the 9% Notes.

During the year ended January 31, 2014, the Company issued additional units of the 9 % Notes for aggregate proceeds of $220,000, respectively, and warrants to purchase the Company’s common stock aggregating 16,500 shares. In addition, the Company issued 4,400 warrants to the placement agent associated with these additional proceeds.

The fair value of the warrants issued during the year ended January 31, 2014 was $50,937 based on the Company’s closing stock price at the transaction dates and weighted-average inputs to the Black-Scholes option pricing model as follows:

Exercise Price	$4.20
Expected Term (in years)	5.00
Volatility	48.0%
Dividend rate	0.0%
Interest rate	0.7%

This amount was recorded as deferred financing costs which will be amortized to interest expense using the effective interest method over the term of the 9% Notes.

Interest expense associated with the convertible notes payable consisted of the following for the year ended January 31:

	2014	2013
Interest expense	$218,403	$137,000
Amortization of loan fees	96,454	5,831
Amortization of debt discount	134,601	676,055
	$449,458	$818,886

Convertible notes maturing after one year consists of the following:

Year ending January 31,
2016	$150,000
2017	$950,522